SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Accounting Policies [Abstract]
Year end exchange rate	7.8000	7.8000	7.8000
Year average exchange rate	7.8000	7.8000	7.8000